NET CHANGE IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2013
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NET CHANGE IN OPERATING ASSETS AND LIABILITIES
NOTE 27	NET CHANGE IN OPERATING ASSETS AND LIABILITIES

Net cash provided from operations attributable to the net change in operating assets and liabilities is composed of the following:

	Years Ended December 31,
	2013	2012	2011
Decrease (increase) in operating assets:
Trade and accounts receivable	$245	$19	$52
Inventories, stockpiles and ore on leach pads	(755)	(729)	(495)
EGR refinery and other assets	475	(346)	(266)
Other assets	(37)	(80)	(51)
Increase (decrease) in operating liabilities:
Accounts payable and other accrued liabilities	(480)	(210)	226
EGR refinery and other liabilities	(475)	346	266
Reclamation liabilities	(59)	(73)	(43)

	$(1,086)	$(1,073)	$(311)